Acquisition of subsidiaries (Tables)	12 Months Ended
Dec. 31, 2025
Acquisition of subsidiaries
Summary the recognized amounts of assets acquired and liabilities assumed at the date of acquisition

RMB’000
Cash and cash equivalents	4,323
Trade and other receivables	65,528
Inventories	38,521
Trade and other payables	(54,466)
Contract liabilities	(48)
Loans and borrowings	(38,246)

Total identifiable net assets at fair value	15,612

Goodwill on acquisition (Note 14)	23,419

Fair value of previously held 49% equity interest	16,346
Satisfied by offset of an existing receivable due	22,685

An analysis of the cash flows in respect of the acquisition of a subsidiary is as follows:

RMB’000

Cash consideration	—
Cash and bank balances acquired	4,323

Total net cash inflow included in cash flows from investing activities	4,323

RMB’000

Property, plant and equipment (Note 11)	20,721
Interest in an equity-accounted investee	4,890
Cash and cash equivalents	3,497
Trade and other receivables	18,986
Inventories	24,198
Trade and other payables	(41,896)
Contract liabilities	(1,789)
Loans and borrowings	(12,522)

Total identifiable net assets at fair value	16,085

Goodwill on acquisition (Note 14)	181,371

Satisfied by cash	197,456

An analysis of the cash flows in respect of the acquisition of a subsidiary is as follows:

RMB’000

Cash consideration	(197,456)
Cash and bank balances acquired	3,497

Total net cash outflow included in cash flows from investing activities	(193,959)

RMB’000
Property, plant and equipment (Note 11)	103
Intangible assets (Note 13)	75,000
Cash and cash equivalents	3,460
Trade and other receivables	1,565
Trade and other payables	(3,090)
Contract liabilities	(7)
Current taxation	(363)

Total identifiable net assets at fair value	76,668

Non-controlling interest	36,988
Satisfied by cash	39,680

An analysis of the cash flows in respect of the acquisition of a subsidiary is as follows:

RMB’000
Cash consideration	(39,680)
Cash and bank balances acquired	3,460
Total net cash outflow included in cash flows from investing activities	(36,220)